Stock Option Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Option Plans

Note 7. Stock Option Plans

We have two equity incentive plans: the 2008 Stock Option Plan (the “2008 Plan”) and the 2011 Equity Incentive Plan (the “2011 Plan”, and together with the 2008 Plan, the “Stock Option Plans”). The 2011 Plan was approved by the Board of Directors on June 30, 2011 and was subsequently ratified by stockholders. The 2011 Plan authorizes the issuance of up to 350,000 shares of common stock under several types of equity awards including stock options, stock appreciation rights, restricted stock awards and other awards defined in the 2011 Plan. There have been no awards under the 2011 Plan.

The Board of Directors adopted the 2008 Plan on April 29, 2008 and reserved 251,475 shares of common stock for issuance under the plan. On April 1, 2010, the stockholders voted to increase the number of shares reserved by the plan to 550,000. The 2008 Plan is meant to provide additional incentive to officers, employees and consultants to remain in our employment. We are authorized to issue incentive stock options or non-statutory stock options to eligible participants. Options granted are generally exercisable for up to 10 years.

At March 31, 2013, 81,993 shares remain available for future awards under the 2008 Plan and 350,000 shares remain available for future awards under the 2011 Plan.

Additionally, of the shares available for future awards at March 31, 2013, 53,500 shares have been approved to be issued at an exercise price equal to the offering price of our common stock in an IPO. Recognition of compensation expense related to these options will begin at the IPO date when the exercise price is set and employees begin to benefit from, or be adversely affected by, changes in the Company’s stock price.

As of March 31, 2013, no stock appreciation rights, restricted stock, or awards other than stock options had been awarded under the Stock Option Plans.

We have also issued 80,000 options outside of the Stock Option Plans.

The Board of Directors authorized an offer to certain employee options holders on the following terms: those employees holding stock options with a strike price of $25.00 or more had the opportunity to exchange their options for 60% of the number of options currently held with an exercise price equal to our initial public offering price, and those employees holding stock options with a strike price of $12.50 have the opportunity to exchange their options for 80% of the number of options currently held with an exercise price equal to our initial public offering price. At March 31, 2013, 137,517 options were outstanding with a strike price of $25.00 or more and 201,650 options were outstanding with a strike price of $12.50. The employees had until the effective date of our initial public offering to accept the exchange offer. On April 10, 2013, our initial public offering became effective and 336,300 options with exercise prices ranging from $12.50 to $33.80 were exchanged for 242,070 options with an exercise price of $10.00. No adjustment in the number of options or the weighted average exercise price of our outstanding options has been made in these financial statements to reflect the acceptance of the exchange by the option holders. In addition, 53,500 options which were approved to be issued and priced at the IPO price were issued to employees with an exercise price of $10.00 per share.

On April 17, 2013, the Board of Directors approved the issuance of 5,850 options to employees with an exercise price equal to the fair market value of the common stock at the grant date.

On October 12, 2012, the Board of Directors also voted to amend the 2011 Plan. The amendment increases the number of shares available for grant under the 2011 Plan from 150,000 to 350,000 shares. This amendment has been ratified by our stockholders.

A summary of employee and nonemployee stock option activity for year ended December 31, 2012 and the three months ended March 31, 2013 is as follows:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	Number of Shares	Weighted- Average Exercise Price
Outstanding January 1, 2012	559,990	$12.85	8.10	$11,737,710
Granted	2,400	33.80
Cancelled or expired	(9,050)	23.43

Outstanding December 31, 2012	553,340	$12.76	7.13	$1,142,432
Cancelled or expired	(5,333)	33.80

Outstanding March 31, 2013	548,007	$12.56	6.87	$1,163,316

Exercisable, March 31, 2013	420,068	$11.44	6.74	$1,109,460

Aggregate intrinsic value represents the difference between the estimated fair value of our common stock and the exercise price of outstanding, in-the-money options. The estimated fair value of our common stock was $9.70 and $9.60 as of March 31, 2013 and December 31, 2012, respectively. No options were exercised during the three months ended March 31, 2013 and 2012.

As of March 31, 2013 and December 31, 2012, total unrecognized compensation cost related to nonvested stock options granted to employees was $657,121 and $846,810, respectively, which we expect to recognize over the next 2.48 and 2.61 years, respectively.

As of March 31, 2013 and December 31, 2012, total unrecognized compensation cost related to nonvested stock options granted to non-employees was $54,700 and $190,500, respectively, which we expect to recognize over the next 0.25 and 0.50 years, respectively. The estimate of unrecognized nonemployee compensation is based on the fair value of the nonvested options as of March 31, 2013 and December 31, 2012.

The following table summarizes information about outstanding and vested stock options granted to employees and non-employees as of March 31, 2013 as follows:

	Options Outstanding			Options Vested and Exercisable		Pro Forma Options Outstanding(1)
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
4.00	175,000	6.08	$4.00	175,000	$4.00	175,000	$4.00
4.80	33,840	6.80	4.80	22,849	4.80	33,840	4.80
10.00	—	—	—	—	—	295,570	10.00
12.50	201,650	7.02	12.50	127,499	12.50	200	12.50
25.00	130,200	7.60	25.00	90,896	25.00	—	—
31.65	2,250	8.51	31.65	637	31.65	—	—
33.80	5,067	8.80	33.80	3,187	33.80	2,667	33.80

Total	548,007	6.87	$12.56	420,068	$11.44	507,277	$7.71

(1) Upon consummation of the IPO, 336,300 options with exercise prices ranging from $12.50 – $33.80 were exchanged for 242,070 options with an exercise price of $10.00 per share. 53,500 additional options were issued in conjunction with the IPO with an exercise price equal to the IPO price of $10.00 per share.

The fair value of options granted to employees is estimated on the grant date using the Black-Scholes option valuation model. This valuation model for stock-based compensation expense requires us to make assumptions and judgments about the variables used in the calculation, including the fair value of our common stock (see Note 9), the expected term (the period of time that the options granted are expected to be outstanding), the volatility of our common stock, a risk-free interest rate, and expected dividends. We also estimate forfeitures of unvested stock options. To the extent actual forfeitures differ from the estimates, the difference will be recorded as a cumulative adjustment in the period estimates are revised. No compensation cost is recorded for options that do not vest. We use the simplified calculation of expected life described in the SEC’s Staff Accounting Bulletin No. 107, Share-Based Payment, and volatility is based on an average of the historical volatilities of the common stock of four entities with characteristics similar to those of the Company. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. We use an expected dividend yield of zero, as we do not anticipate paying any dividends in the foreseeable future. Expected forfeitures are assumed to be zero due to the small number of plan participants and the plan design which has monthly vesting after an initial cliff vesting period.

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to employees during the periods presented:

Three Months Ended March 31,
2012
Volatility	77.39%
Risk free interest rate	1.43%
Dividend yield	0.00%
Term (years)	6.50
Weighted-average fair value of options granted during the period	$23.35

In 2010, we issued an aggregate of 80,000 options to non-employees with an exercise price of $25.00. The following table presents the weighted-average assumptions used to estimate the fair value of options reaching their measurement date for non-employees during the periods presented:

	Three Months Ended March 31,
	2013	2012
Volatility	75.86%	74.87%
Risk free interest rate	1.25%	1.46%
Dividend yield	0.00%	0.00%
Term (years)	7.71	8.60

The following table presents the effects of stock-based compensation related to stock option awards to employees and nonemployees on our Statement of Operations during the periods presented:

	Three Months Ended March 31,
	2013	2012
Cost of revenues	$2,212	$3,240
Research and development	34,836	139,575
General and administrative	58,153	74,410
Sales and marketing	1,932	59,642

Total stock-based compensation	$97,133	$276,867

Note 11. Stock Option Plans

We have two equity incentive plans: the 2008 Stock Option Plan (the “2008 Plan”) and the 2011 Equity Incentive Plan (the “2011 Plan”, and together with the 2008 Plan, the “Stock Option Plans”). The 2011 Plan was approved by the Board of Directors on June 30, 2011 and was subsequently ratified by stockholders. The 2011 Plan authorizes the issuance of up to 350,000 shares of common stock under several types of equity awards including stock options, stock appreciation rights, restricted stock awards and other awards defined in the 2011 Plan. There have been no awards under the 2011 Plan.

The Board of Directors adopted the 2008 Plan on April 29, 2008 and reserved 251,475 shares of common stock for issuance under the plan. On April 1, 2010, the stockholders voted to increase the number of shares reserved by the plan to 550,000. The 2008 Plan is meant to provide additional incentive to officers, employees and consultants to remain in our employment. We are authorized to issue incentive stock options or non-statutory stock options to eligible participants. Options granted are generally exercisable for up to 10 years.

At December 31, 2012, 76,660 shares remain available for future awards under the 2008 Plan and 350,000 shares remain available for future awards under the 2011 Plan.

Additionally, of the shares available for future awards at December 31, 2012, 49,100 shares have been approved to be issued at an exercise price equal to the offering price of our common stock in an IPO. Recognition of compensation expense related to these options will begin at the IPO date when the exercise price is set and employees begin to benefit from, or be adversely affected by, changes in the Company’s stock price.

As of December 31, 2012, no stock appreciation rights had been awarded under the Stock Option Plans.

We have also issued 80,000 options outside of the Stock Option Plans.

During 2011, 35,650 options were amended to increase the exercise price from $4.00 to $4.80 based upon a retrospective valuation of our common stock as of the date of grant. The increase in the exercise price of the options did not result in the recognition of incremental compensation cost.

The Board of Directors authorized an offer to certain employee options holders on the following terms: those employees holding stock options with a strike price of $25.00 or more have the opportunity to exchange their options for 60% of the number of options currently held with an exercise price equal to our initial public offering price, and those employees holding stock options with a strike price of $12.50 have the opportunity to exchange their options for 80% of the number of options currently held with an exercise price equal to our initial public offering price. There are currently 142,850 outstanding options with a strike price of $25.00 or more and 201,650 outstanding options with a strike price of $12.50. The employees have until the effective date of our initial public offering to accept the exchange offer. No adjustment in the number of options or the weighted average exercise price of our outstanding options has been made in these financial statements to reflect the potential acceptance of the exchange by one or more option holders.

On October 12, 2012, the Board of Directors also voted to amend the 2011 Plan. The amendment increases the number of shares available for grant under the 2011 Plan from 150,000 to 350,000 shares. This amendment has been ratified by our stockholders.

A summary of employee and nonemployee stock option activity for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	Number of Shares	Weighted- Average Exercise Price
Outstanding January 1, 2010	220,000	$4.00	9.13	$176,400
Granted	340,660	14.35
Exercised	(45,400)	4.00
Cancelled or expired	(3,600)	4.00

Outstanding December 31, 2010	511,660	$10.90	8.97	$1,693,760
Granted	67,615	26.73
Cancelled or expired	(19,285)	11.78

Outstanding December 31, 2011	559,990	$12.85	8.10	$11,737,710
Granted	2,400	33.80
Cancelled or expired	(9,050)	23.43

Outstanding December 31, 2012	553,340	$12.76	7.13	$1,142,432

Exercisable, December 31, 2012	401,458	$11.15	6.97	$1,082,482

Aggregate intrinsic value represents the difference between the estimated fair value of our common stock and the exercise price of outstanding, in-the-money options. The estimated fair value of our common stock was $9.60, $33.80, and $11.90 as of December 31, 2012, 2011 and 2010, respectively. During the year ended December 31, 2010, we received $1,600 from the exercise of options. The options exercised in 2010 had a total intrinsic value of $293,350. Options were not exercised in 2012 or 2011. During the year ended December 31, 2010, 7,200 shares were surrendered as part of a net-issue exercise.

As of December 31, 2012 and 2011, total unrecognized compensation cost related to nonvested stock options granted to employees was $846,810 and $1,262,246, respectively, which we expect to recognize over the next 2.61 and 3.61 years, respectively.

As of December 31, 2012 and 2011, total unrecognized compensation cost related to nonvested stock options granted to non-employees was $190,500 and $1,061,270, respectively, which we expect to recognize over the next 0.50 and 1.40 years, respectively. The estimate of unrecognized nonemployee compensation is based on the fair value of the nonvested options as of December 31, 2012 and 2011.

The following table summarizes information about outstanding and vested stock options granted to employees and non-employees as of December 31, 2012 as follows:

	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
4.00	175,000	6.33	$4.00	175,000	$4.00
4.80	33,840	7.05	4.80	21,350	4.80
12.50	201,650	7.27	12.50	118,430	12.50
25.00	130,200	7.85	25.00	83,486	25.00
31.65	2,250	8.76	31.65	525	31.65
33.80	10,400	9.02	33.80	2,667	33.80

Total	553,340	7.13	$12.76	401,458	$11.15

The fair value of options granted to employees is estimated on the grant date using the Black-Scholes option valuation model. This valuation model for stock-based compensation expense requires us to make assumptions and judgments about the variables used in the calculation, including the fair value of our common stock (see Note 13), the expected term (the period of time that the options granted are expected to be outstanding), the volatility of our common stock, a risk-free interest rate, and expected dividends. We also estimate forfeitures of unvested stock options. To the extent actual forfeitures differ from the estimates, the difference will be recorded as a cumulative adjustment in the period estimates are revised. No compensation cost is recorded for options that do not vest. We use the simplified calculation of expected life described in the SEC’s Staff Accounting Bulletin No. 107, Share-Based Payment, and volatility is based on an average of the historical volatilities of the common stock of four entities with characteristics similar to those of the Company. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. We use an expected dividend yield of zero, as we do not anticipate paying any dividends in the foreseeable future. Expected forfeitures are assumed to be zero due to the small number of plan participants and the plan design which has monthly vesting after an initial cliff vesting period.

The following table presents the weighted-average assumptions used to estimate the fair value of options granted to employees during the periods presented:

	Year Ended December 31,
	2012	2011	2010
Volatility	77.39%	76.13%	78.02%
Risk free interest rate	1.43%	2.67%	3.20%
Dividend yield	—	—	—
Term (years)	6.50	6.44	6.47
Weighted-average fair value of options granted during the period	$23.35	$10.60	$4.60

In 2010, we issued an aggregate of 80,000 options to non-employees with an exercise price of $25.00. The following table presents the weighted-average assumptions used to estimate the fair value of options reaching their measurement date for non-employees during the periods presented:

	Year Ended December 31,
	2012	2011	2010
Volatility	75.01%	75.45%	77.89%
Risk free interest rate	1.26%	2.85%	2.76%
Dividend yield	—	—	—
Term (years)	8.28	9.23	9.86

The following table presents the effects of stock-based compensation related to stock option awards to employees and nonemployees on our Statement of Operations during the periods presented:

Employee and Non Employee Compensation Expense

	Year Ended December 31,
	2012	2011	2010
Cost of revenues	$11,753	$9,603	$17,748
Research and development	460,321	423,950	64,038
General and administrative	297,175	263,693	323,380
Sales and marketing	146,112	245,871	50,809

Total stock-based compensation	$915,361	$943,117	$455,975